Net debt - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)
Disclosure of debt [line items]
Effective interest rate on liquid investment	4.30%		0.90%		4.30%	0.90%	0.90%
Liquid investments	£ 21,000,000		£ 42,000,000
Effective Interest rate on cash and cash equivalents	4.80%	4.80%	4.70%	4.70%
Cash and cash equivalents	£ 3,870,000,000		£ 2,936,000,000					£ 3,723,000,000
Commercial papers issued	£ 0		£ 815,000,000
Weighted average interest rate on current bank loans and overdrafts	3.40%		4.60%		3.40%	4.60%	4.60%
Long-term borrowings	£ 14,637,000,000		£ 15,205,000,000
Average effective pre-swap interest rate notes	3.80%	3.80%	3.70%	3.70%
Cash outflow for leases	£ 256,000,000		£ 197,000,000
US commercial paper program
Disclosure of debt [line items]
Commercial papers issued	0		667,000,000			$ 850
Euro commercial paper program
Disclosure of debt [line items]
Commercial papers authorised	5,000,000,000
Commercial papers issued	0		148,000,000				€ 170
Floating rate interest
Disclosure of debt [line items]
Liquid investments	11,000,000		31,000,000
Cash and cash equivalents	3,746,000,000		2,720,000,000
Fixed rate interest
Disclosure of debt [line items]
Liquid investments	10,000,000		11,000,000
Cash and cash equivalents	1,000,000		38,000,000
Non interest bearing
Disclosure of debt [line items]
Cash and cash equivalents	£ 123,000,000		£ 178,000,000
Commercial paper
Disclosure of debt [line items]
Weighted average interest rate of borrowings			5.10%	5.10%
5.250% £ Euro Medium Term Note 2033
Disclosure of debt [line items]
Borrowings, interest rate	5.25%				5.25%
5.250% £ Euro Medium Term Note 2033 | London Stock Exchange
Disclosure of debt [line items]
Long-term borrowings	£ 567,000,000		£ 566,000,000
Repayments of bonds, notes and debentures			£ 76,000,000
5.250% Euro medium term note 2033 repaid loan
Disclosure of debt [line items]
Borrowings, interest rate			5.25%			5.25%	5.25%
6.375% £ Euro Medium Term Note 2039
Disclosure of debt [line items]
Borrowings, interest rate	6.375%				6.375%
6.375% £ Euro Medium Term Note 2039 | London Stock Exchange
Disclosure of debt [line items]
Long-term borrowings	£ 627,000,000		£ 627,000,000
Repayments of bonds, notes and debentures			£ 69,000,000
6.375% pound medium term note 2029 repaid loan
Disclosure of debt [line items]
Borrowings, interest rate			6.375%			6.375%	6.375%
Letter of credit
Disclosure of debt [line items]
Pledged investments value	21,000,000	$ 26	£ 42,000,000	$ 54
Later than one year and not later than three years | Liquidity risk
Disclosure of debt [line items]
Revolving credit facilities	£ 1,600,000,000
Revolving credit facility, term	3 years	3 years
Revolving credit facility, extension term	1 year	1 year
Current | Liquidity risk
Disclosure of debt [line items]
Revolving credit facilities	£ 1,800,000,000				$ 2,200
Revolving credit facility, term	364 days	364 days
Current | US commercial paper program
Disclosure of debt [line items]
Commercial papers authorised	£ 8,000,000,000				$ 10,000
Short-term notes
Disclosure of debt [line items]
Average effective pre-swap interest rate on short term notes	3.90%		2.40%		3.90%	2.40%	2.40%
Rental payments due after five years
Disclosure of debt [line items]
Long-term borrowings	£ 8,400,000,000		£ 8,700,000,000
Rental payments due after five years | Bottom of range
Disclosure of debt [line items]
Interest at effective rates	1.70%	1.70%	1.50%	1.50%
Rental payments due after five years | Top of range
Disclosure of debt [line items]
Interest at effective rates	6.40%	6.40%	6.60%	6.60%